Goodwill	12 Months Ended
Jan. 01, 2011
Notes to Financial Statements [Abstract]
Goodwill
GOODWILL

Changes in the carrying amount of goodwill (in thousands):

	Rendering	Bakery	Total
Balance at January 2, 2010
Goodwill	$94,999	$—	$94,999
Accumulated impairment losses	(15,914)	—	(15,914)
	79,085	—	79,085
Goodwill acquired during year	245,716	51,462	297,178
Impairment losses	—	—	—
Balance at January 1, 2011
Goodwill	340,715	51,462	392,177
Accumulated impairment losses	(15,914)	—	(15,914)
	$324,801	$51,462	$376,263

Certain of the Company's rendering facilities are highly dependent on one or few suppliers.  It is reasonably possible that certain of those suppliers could cease their operations or choose a competitor’s services which could have a significant impact on these facilities.

Based on the Company's annual impairment testing at the end of the fourth quarter of fiscal 2008 it was determined that goodwill was impaired due to lower commodity markets and the loss of certain large raw material suppliers in the fourth quarter of fiscal 2008, which resulted in the Company recording an impairment charge of approximately $15.9 million based on future discounted net cash flows.

The process of evaluating goodwill for impairment involves the determination of the fair value of the Company's reporting units.  In step one, the Company determined based on the discounted cash flows that one of the Company's reporting unit’s carrying value exceeded its fair value in fiscal 2008.  In step two the Company is required to compute the implied fair value of the reporting unit’s goodwill and compare it against the actual carrying amount of goodwill for that reporting unit.  This was determined in the same manner that goodwill recognized in a business combination is determined.  That is the fair value of the reporting unit was allocated to all of the individual assets and liabilities of the reporting unit including any intangible assets, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit determined in the first step was the price paid to acquire the reporting unit.

In fiscal 2009 and fiscal 2010, the fair values of the Company’s reporting units containing goodwill exceeded the related carrying value.